Shareholders' equity (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 29, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Shareholders' equity
The percentage of net income that Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou required to transfer to surplus reserve		10.00%	10.00%
The percentage of their respective registered capital that the statutory surplus reserve must reach before Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are not required to transfer their net income		50.00%	50.00%
The percentage of registered capital that must be retained in the statutory surplus reserve balance after conversion into issued capital		25.00%	25.00%
Aggregated transfers made to the statutory surplus reserves by Beijing Jiachenhong and Zhejiang Lukou		¥ 17,716	$ 2,795	¥ 23,384	¥ 20,068
Accumulated statutory surplus reserve		¥ 221,150		¥ 203,434		$ 34,886
Share repurchase program, amount	$ 20,000
Share repurchase program, period	12 months